Other information about investments - Other significant investments - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 AOA (Kz)	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 VEF ( )	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Other significant investments
Share capital | €						€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Other significant investments
Share capital | €						4,005,358,876	€ 4,005,358,876
Exploration & Production | Italy | Other significant investments One [member]
Other significant investments
Company name	Consorzio Universitario in Ingegneria per la Qualità e l'Innovazione
Registered office	Pisa
Country of operation	Italy
Share capital | €						135,000
Exploration & Production | Italy | Other significant investments One [member] | ENI SpA
Other significant investments
% Ownership	20.00%
Exploration & Production | Italy | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	80.00%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Two [Member]
Other significant investments
Company name	Administradora del Golfo de PariaEste SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |				0.001
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Two [Member] | Eni Venezuela BV
Other significant investments
% Ownership	19.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Two [Member] | Third parties
Other significant investments
% Ownership	80.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member]
Other significant investments
Company name	Brass LNG Ltd
Registered office	Lagos (Nigeria)
Country of operation	Nigeria
Share capital | $					$ 1,000,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member] | Third parties
Other significant investments
% Ownership	79.52%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Three [Member] | Eni Int. NA NV Srl [Member]
Other significant investments
% Ownership	20.48%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member]
Other significant investments
Company name	Darwin LNG Pty Ltd
Registered office	West Perth (Australia)
Country of operation	Australia
Share capital | $	$ 367,278,503.01
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member] | Third parties
Other significant investments
% Ownership	89.01%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Four [Member] | Eni G&P LNG Aus. BV [Member]
Other significant investments
% Ownership	10.99%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member]
Other significant investments
Company name	New Liberty Residential Co Llc
Registered office	West Trenton (USA)
Country of operation	USA
Share capital | $					0
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member] | Third parties
Other significant investments
% Ownership	82.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Five [Member] | Eni Oil & Gas Inc [Member]
Other significant investments
% Ownership	17.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member]
Other significant investments
Company name	Nigeria LNG Ltd
Registered office	Port Harcourt (Nigeria)
Country of operation	Nigeria
Share capital | $					$ 1,138,207,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member] | Third parties
Other significant investments
% Ownership	89.60%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Six [Member] | Eni Int. NA NV Srl [Member]
Other significant investments
% Ownership	10.40%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member]
Other significant investments
Company name	North Caspian Operating Co NV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital | €						€ 128,520
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Third parties
Other significant investments
% Ownership	83.19%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Seven [Member] | Agip Caspian Sea BV [Member]
Other significant investments
% Ownership	16.81%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member]
Other significant investments
Company name	OPCO - Sociedade OperacionalAngola LNG SA
Registered office	Luanda (Angola)
Country of operation	Angola
Share capital | Kz		Kz 7,400,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Third parties
Other significant investments
% Ownership	86.40%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eight [Member] | Eni Angola Prod.BV [Member]
Other significant investments
% Ownership	13.60%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member]
Other significant investments
Company name	Petrolera Güiria SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital |				10
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Eni Venezuela BV
Other significant investments
% Ownership	19.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Nine [Member] | Third parties
Other significant investments
% Ownership	80.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member]
Other significant investments
Company name	SOMG - Sociedade de Operações eManutenção de Gasodutos SA
Registered office	Luanda (Angola)
Country of operation	Angola
Share capital | Kz		Kz 7,400,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Third parties
Other significant investments
% Ownership	86.40%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Ten [Member] | Eni Angola Prod.BV [Member]
Other significant investments
% Ownership	13.60%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member]
Other significant investments
Company name	Torsina Oil Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.			ج.م. 20,000
Consolidation or valuation method	F.V.
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Third parties
Other significant investments
% Ownership	87.50%
Exploration & Production | Foreign (outside Italy) | Other Significant Investments Eleven [Member] | Ieoc Production BV
Other significant investments
% Ownership	12.50%